Servicing Activities	12 Months Ended
Dec. 31, 2012
Servicing Activities [Abstract]
Servicing Activities [Text Block]
Servicing Activities
Mortgage Servicing Rights
The following table summarizes activity related to MSRs, which are carried at fair value. As there are limited MSR market transactions that are directly observable, management estimates fair value using internally developed discounted cash flow models (an income approach) to estimate the fair value. These internal valuation models estimate net cash flows based on internal operating assumptions that we believe would be used by market participants in orderly transactions combined with market-based assumptions for loan prepayment rates, interest rates, and discount rates that we believe approximate yields required by investors in this asset.

Year ended December 31, ($ in millions)	2012 (a)	2011
Estimated fair value at January 1,	$2,519	$3,738
Additions recognized on sale of mortgage loans	240	622
Additions from purchases of servicing rights	—	31
Subtractions from sales of servicing assets	—	(266)
Changes in fair value
Due to changes in valuation inputs or assumptions used in the valuation model	(282)	(1,041)
Other changes in fair value	(395)	(565)
Deconsolidation of ResCap	(1,130)	—
Estimated fair value at December 31,	$952	$2,519

(a)	The remaining balance is at Ally Bank, due to the deconsolidation of ResCap. Ally Bank announced that it has begun to explore strategic alternatives for its agency MSR portfolio.
Changes in fair value due to changes in valuation inputs or assumptions used in the valuation model include all changes due to a revaluation by a model or by a benchmarking exercise. Other changes in fair value primarily include the accretion of the present value of the discount related to forecasted cash flows and the economic runoff of the portfolio.
The key economic assumptions and sensitivity of the fair value of MSRs to immediate 10% and 20% adverse changes in those assumptions were as follows.

December 31, ($ in millions)	2012	2011
Weighted average life (in years)	4.6	4.7
Weighted average prepayment speed	13.5%	15.7%
Impact on fair value of 10% adverse change	$(77)	$(135)
Impact on fair value of 20% adverse change	(144)	(257)
Weighted average discount rate	7.7%	10.2%
Impact on fair value of 10% adverse change	$(10)	$(59)
Impact on fair value of 20% adverse change	(19)	(114)

These sensitivities are hypothetical and should be considered with caution. Changes in fair value based on a 10% and 20% variation in assumptions generally cannot be extrapolated because the relationship of the change in assumptions to the change in fair value may not be linear. Also, the effect of a variation in a particular assumption on the fair value is calculated without changing any other assumption. In reality, changes in one factor may result in changes in another (e.g., increased market interest rates may result in lower prepayments and increased credit losses) that could magnify or counteract the sensitivities. Further, these sensitivities show only the change in the asset balances and do not show any expected change in the fair value of the instruments used to manage the interest rates and prepayment risks associated with these assets.
Risk Mitigation Activities
The primary risk of our servicing rights is interest rate risk and the resulting impact on prepayments. A significant decline in interest rates could lead to higher-than-expected prepayments that could reduce the value of the MSRs. We economically hedge the impact of these risks with both derivative and nonderivative financial instruments. Refer to Note 22 for additional information regarding the derivative financial instruments used to economically hedge MSRs.
The components of servicing valuation and hedge activities, net, were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Change in estimated fair value of mortgage servicing rights	$(560)	$(793)	$(147)
Change in fair value of derivative financial instruments	556	359	(470)
Servicing asset valuation and hedge activities, net	$(4)	$(434)	$(617)

Mortgage Servicing Fees
The components of mortgage servicing fees were as follows.

Year ended December 31, ($ in millions)	2012	2011	2010
Contractual servicing fees, net of guarantee fees and including subservicing	$281	$344	$277
Late fees	7	9	7
Ancillary fees	12	12	11
Total mortgage servicing fees	$300	$365	$295

Mortgage Servicing Advances
In connection with our primary Mortgage servicing activities (i.e., servicing of mortgage loans), we make certain payments for property taxes and insurance premiums, default and property maintenance payments, as well as advances of principal and interest payments before collecting them from individual borrowers. Servicing advances including contractual interest, are priority cash flows in the event of a loan principal reduction or foreclosure and ultimate liquidation of the real estate-owned property. These servicing advances are included in other assets on the Consolidated Balance Sheet and totaled $82 million and $1.9 billion at December 31, 2012 and 2011, respectively. We maintain an allowance for uncollected primary servicing advances of $1 million and $43 million at December 31, 2012 and 2011, respectively. Our potential obligation is influenced by the loan’s performance and credit quality. Additionally, we have a fiduciary responsibility for mortgage escrow and custodial funds that totaled $0 billion and $4.4 billion at December 31, 2012 and 2011, respectively. A portion of these balances are included in deposit liabilities on our Consolidated Balance Sheet. Refer to Note 14 for additional information.
Due to the deconsolidation of ResCap on May 14, 2012, we no longer act as a subservicer or master servicer of mortgage loans. Refer to Note 1 for more information regarding the deconsolidation. When we acted as a subservicer of mortgage loans we performed the responsibilities of a primary servicer but did not own the corresponding primary servicing rights. We received a fee from the primary servicer for such services. As the subservicer, we had the same responsibilities of a primary servicer in that we made certain payments of property taxes and insurance premiums, default and property maintenance, as well as advances of principal and interest payments before collecting them from individual borrowers. At December 31, 2011, outstanding servicer advances related to subserviced loans were $125 million and we had a reserve for uncollected subservicer advances $1 million.
At December 31, 2011, we were the master servicer (i.e., servicer of beneficial interests issued by mortgage securitization entities) for 467,722 loans, having an aggregate unpaid principal balance of $61.4 billion. In many cases, where we acted as master servicer, we also acted as primary servicer. In connection with our master-servicing activities, we serviced the mortgage-backed and mortgage-related asset-backed securities and whole-loan packages sold to investors. As the master servicer, we collected mortgage loan payments from primary servicers and distributed those funds to investors in the mortgage-backed and mortgage-related asset-backed securities and whole-loan packages. As the master servicer, we were required to advance scheduled payments to the securitization trust or whole-loan investors. To the extent the primary servicer does not advance the payments, we were responsible for advancing the payment to the trust or whole-loan investors. Master-servicing advances, including contractual interest, are priority cash flows in the event of a default, thus making their collection reasonably assured. In most cases, we were required to advance these payments to the point of liquidation of the loan or reimbursement of the trust or whole-loan investors. At December 31, 2011, outstanding master-servicing advances were $158 million and we had no reserve for uncollected master-servicing advances.
Mortgage Serviced Assets
Total serviced mortgage assets consist of primary servicing activities. These include loans owned by Ally Bank, where Ally Bank is the primary servicer, and loans sold to third-party investors, where Ally Bank has retained primary servicing. Loans owned by Ally Bank are categorized as loans held-for-sale or finance receivables and loans which are discussed in further detail in Note 7 and Note 8, respectively. The loans sold to third-party investors were sold through off-balance sheet GSE securitization transactions.
The unpaid principal balance of our serviced mortgage assets were as follows.

December 31, ($ in millions)	2012 (a)	2011
On-balance sheet mortgage loans
Held-for-sale and investment	$10,938	$18,871
Operations held-for-sale	—	541
Off-balance sheet mortgage loans
Loans sold to third-party investors
Private-label	—	50,886
GSEs	119,384	262,868
Whole-loan	2	15,105
Purchased servicing rights	—	3,247
Operations held-for-sale	—	4,912
Total primary serviced mortgage loans	130,324	356,430
Subserviced mortgage loans	—	26,358
Subserviced operations held-for-sale	—	4
Total subserviced mortgage loans	—	26,362
Master-servicing-only mortgage loans	—	8,557
Total serviced mortgage loans	$130,324	$391,349

(a)	The remaining balances were serviced by Ally Bank, due to the deconsolidation of ResCap. Ally Bank announced that it has begun to explore strategic alternatives for its agency MSR portfolio.
Ally Bank is subject to certain net worth requirements associated with its servicing agreements with Fannie Mae and Freddie Mac. The majority of Ally Bank’s serviced mortgage assets are subserviced by GMAC Mortgage, LLC, a subsidiary of ResCap, pursuant to a servicing agreement. At December 31, 2012, Ally Bank was in compliance with the requirements of the servicing agreements.
Automobile Finance Servicing Activities
We service consumer automobile contracts. Historically, we have sold a portion of our consumer automobile contracts. With respect to contracts we sell, we retain the right to service and earn a servicing fee for our servicing function. Typically, we conclude that the fee we are paid for servicing consumer automobile finance receivables represents adequate compensation, and consequently, we do not recognize a servicing asset or liability. We recognized automobile servicing fee income of $109 million, $160 million, and $227 million during the years ended December 31, 2012, 2011, and 2010, respectively.
Automobile Finance Serviced Assets
The total serviced automobile finance loans outstanding were as follows.

December 31, ($ in millions)	2012	2011
On-balance sheet automobile finance loans and leases
Consumer automobile	$53,715	$63,884
Commercial automobile	32,822	37,302
Operating leases	13,550	9,275
Operations held-for-sale	25,979	102
Other	41	—
Off-balance sheet automobile finance loans
Loans sold to third-party investors
Securitizations	1,474	—
Whole-loan	6,541	12,318
Total serviced automobile finance loans and leases	$134,122	$122,881